Note 13 - Lease	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
13.	Lease

The Company has operating leases for offices in the U.S. and China with remaining lease terms of approximately 4.02 years and 0.30 years, respectively. Total expenses incurred under the operating leases for the years ended December 31, 2019, 2020 and 2021 were $816, $878, and $725, respectively. Total expenses incurred under short-term leases for the years ended December 31, 2019, 2020 and 2021 were nil, nil, and $20, respectively. The short-term lease commitment is $29 at December 31, 2021, which is expected to be paid within one year.

Maturities of operating lease liabilities as of December 31, 2021 are as follows:

$

Year ending December 31, 2022	666
Year ending December 31, 2023	702
Year ending December 31, 2024	308
Year ending December 31, 2025	314
Year ending December 31, 2026	318
Total lease payments	2,308
Less: imputed interest	(302)

Present value of lease liabilities	2,006

Other supplemental information related to leases is summarized below:

	Year ended December 31,
	2020	2021
	$	$

Operating cash flows used in operating lease	840	675

	As of December 31,
	2020	2021

Weighted average remaining lease term (years)	2.87	3.98
Weighted average discount rate	8.9%	5.5%